Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000229439 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229439 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229439 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229439 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229439 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229439 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229439 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229439 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229439 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229439 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229439 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229439 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229439 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229439 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000229439 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229439 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229439 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229439 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229439 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000229439 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229439 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229439 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229439 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229439 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229439 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229439 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%
C000229439 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229439 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229439 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000006795 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006795 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006795 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006795 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006795 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006795 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006795 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006795 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006795 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006795 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006795 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006795 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006795 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006795 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006795 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006795 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006795 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006795 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006795 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006795 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006795 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006795 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000006795 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006795 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006795 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006795 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006795 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006795 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006795 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000006795 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000006795 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006795 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006824 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006824 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006824 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006824 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006824 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006824 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006824 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006824 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006824 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006824 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006824 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006824 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006824 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006824 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006824 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006824 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006824 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006824 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006824 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006824 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006824 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006824 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006824 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006824 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006824 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006824 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006824 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006824 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006824 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006824 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000006824 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%
C000006824 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006824 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000173919 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173919 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173919 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173919 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173919 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173919 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173919 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173919 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000173919 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173919 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173919 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173919 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173919 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173919 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173919 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173919 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173919 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173919 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173919 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000173919 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173919 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173919 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173919 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173919 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173919 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000173919 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.80%
C000173919 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173919 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173919 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000119424 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119424 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119424 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119424 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119424 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119424 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119424 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119424 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119424 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000119424 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119424 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119424 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119424 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119424 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000119424 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119424 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000119424 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119424 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119424 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119424 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000119424 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119424 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000119424 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119424 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119424 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119424 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119424 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119424 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119424 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000119424 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	67.70%
C000119424 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119424 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000236392 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000236392 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000236392 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000236392 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236392 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000236392 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236392 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000236392 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000236392 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000173232 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000173232 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173232 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000173232 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173232 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000173232 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000173232 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000173232 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000173232 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000173232 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000173232 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000173232 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173232 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000173232 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000173232 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000173232 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000173232 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173232 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000173232 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173232 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173232 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000173232 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000173232 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173232 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173232 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000173232 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000173232 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173232 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000173232 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000173232 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%
C000173232 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000173232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173232 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000173228 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173228 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173228 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173228 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173228 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000173228 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000173228 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173228 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000173228 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173228 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000173228 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173228 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173228 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173228 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173228 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000173228 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000173228 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173228 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000173228 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000173228 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173228 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000173228 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000173228 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173228 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173228 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000173228 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173228 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173228 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000173228 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000173228 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000173228 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000173228 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173228 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000006827 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006827 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006827 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006827 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006827 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006827 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006827 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006827 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006827 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006827 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006827 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006827 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006827 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006827 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006827 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006827 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006827 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006827 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006827 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006827 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006827 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006827 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006827 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006827 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006827 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006827 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006827 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006827 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006827 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006827 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000006827 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%
C000006827 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006827 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000119437 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119437 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119437 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000119437 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119437 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119437 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000119437 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000119437 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000119437 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119437 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000119437 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119437 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119437 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119437 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000119437 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119437 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119437 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119437 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119437 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119437 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119437 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000119437 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000119437 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000119437 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119437 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119437 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119437 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119437 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119437 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119437 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000119437 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000119437 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
C000119437 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119437 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000119426 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119426 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119426 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119426 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119426 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119426 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119426 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119426 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119426 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000119426 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119426 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119426 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119426 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119426 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000119426 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119426 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000119426 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119426 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119426 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119426 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000119426 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119426 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000119426 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119426 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119426 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119426 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119426 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119426 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119426 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000119426 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	67.70%
C000119426 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119426 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006826 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006826 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006826 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006826 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006826 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006826 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006826 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006826 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006826 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006826 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006826 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006826 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006826 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006826 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006826 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006826 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006826 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006826 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006826 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006826 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006826 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006826 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006826 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006826 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006826 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006826 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006826 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006826 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006826 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006826 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000006826 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%
C000006826 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006826 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006794 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006794 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006794 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006794 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006794 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006794 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006794 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006794 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006794 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006794 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006794 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006794 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006794 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006794 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006794 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006794 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006794 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006794 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006794 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006794 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006794 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006794 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000006794 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006794 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006794 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006794 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006794 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006794 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006794 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000006794 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000006794 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006794 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119432 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119432 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119432 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000119432 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119432 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119432 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000119432 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000119432 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000119432 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119432 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000119432 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119432 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119432 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119432 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000119432 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119432 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119432 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119432 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119432 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119432 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119432 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000119432 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000119432 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000119432 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119432 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119432 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119432 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119432 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119432 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119432 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000119432 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000119432 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
C000119432 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119432 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000173916 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173916 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173916 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173916 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173916 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173916 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173916 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173916 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000173916 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173916 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173916 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173916 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173916 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173916 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173916 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173916 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173916 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173916 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173916 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000173916 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173916 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173916 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173916 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173916 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173916 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000173916 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.80%
C000173916 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173916 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173916 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006796 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006796 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006796 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006796 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006796 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006796 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006796 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006796 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006796 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006796 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006796 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006796 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006796 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006796 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006796 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006796 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006796 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006796 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006796 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006796 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006796 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006796 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000006796 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006796 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006796 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006796 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006796 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006796 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006796 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000006796 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000006796 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006796 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119452 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000119452 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119452 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000119452 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119452 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119452 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119452 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119452 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000119452 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119452 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119452 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119452 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119452 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119452 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119452 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119452 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119452 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119452 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119452 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000119452 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119452 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000119452 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000119452 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119452 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119452 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119452 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
C000119452 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000119452 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119452 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000229443 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229443 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229443 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229443 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229443 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229443 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229443 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229443 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229443 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229443 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229443 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229443 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229443 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229443 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000229443 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229443 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229443 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229443 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229443 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000229443 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229443 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229443 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229443 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229443 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229443 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229443 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%
C000229443 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229443 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229443 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000229438 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229438 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229438 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229438 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229438 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229438 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229438 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229438 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229438 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229438 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229438 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229438 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229438 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229438 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000229438 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229438 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229438 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229438 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229438 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000229438 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229438 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229438 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229438 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229438 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229438 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229438 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%
C000229438 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229438 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229438 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000119433 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119433 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119433 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000119433 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119433 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119433 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000119433 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000119433 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000119433 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119433 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000119433 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119433 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119433 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119433 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000119433 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119433 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119433 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119433 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119433 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119433 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119433 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000119433 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000119433 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000119433 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119433 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119433 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119433 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119433 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119433 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119433 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000119433 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000119433 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
C000119433 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119433 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006833 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006833 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006833 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006833 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006833 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006833 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006833 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006833 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006833 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006833 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006833 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006833 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006833 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006833 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006833 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006833 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006833 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006833 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006833 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006833 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006833 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006833 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006833 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006833 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006833 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006833 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006833 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006833 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006833 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006833 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000006833 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000006833 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006833 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000119443 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119443 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119443 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000119443 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119443 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119443 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119443 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119443 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000119443 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119443 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119443 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119443 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119443 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119443 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119443 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119443 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000119443 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000119443 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119443 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119443 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119443 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119443 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000119443 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119443 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119443 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119443 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119443 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119443 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119443 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000119443 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%
C000119443 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000119443 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119443 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000092198 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092198 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000092198 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092198 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092198 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092198 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092198 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092198 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000092198 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092198 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092198 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092198 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092198 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092198 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092198 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092198 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092198 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092198 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092198 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000092198 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092198 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092198 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092198 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092198 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092198 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000092198 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.00%
C000092198 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092198 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092198 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000006828 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006828 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006828 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006828 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006828 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006828 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006828 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006828 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006828 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006828 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006828 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006828 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006828 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006828 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006828 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006828 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006828 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006828 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006828 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006828 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006828 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006828 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006828 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006828 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006828 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006828 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006828 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006828 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006828 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006828 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000006828 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%
C000006828 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006828 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000236393 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000236393 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000236393 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000236393 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236393 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000236393 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236393 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000236393 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000236393 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000119423 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119423 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119423 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119423 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119423 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119423 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119423 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119423 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119423 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000119423 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119423 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119423 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119423 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119423 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000119423 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119423 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000119423 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119423 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119423 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119423 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000119423 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119423 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000119423 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119423 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119423 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119423 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119423 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119423 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119423 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000119423 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	67.70%
C000119423 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119423 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006820 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006820 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006820 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006820 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006820 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006820 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006820 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006820 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006820 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006820 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006820 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006820 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006820 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006820 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006820 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006820 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006820 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006820 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006820 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006820 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006820 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006820 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006820 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006820 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006820 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006820 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006820 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006820 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006820 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006820 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000006820 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%
C000006820 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006820 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000092196 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092196 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000092196 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092196 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092196 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092196 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092196 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092196 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000092196 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092196 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092196 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092196 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092196 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092196 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092196 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092196 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092196 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092196 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092196 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000092196 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092196 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092196 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092196 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092196 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092196 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000092196 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.00%
C000092196 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092196 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092196 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000092201 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092201 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000092201 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092201 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092201 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092201 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092201 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092201 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000092201 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092201 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092201 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092201 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092201 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092201 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092201 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092201 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092201 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092201 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092201 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000092201 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092201 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092201 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092201 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092201 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092201 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000092201 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.00%
C000092201 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092201 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092201 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000119446 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119446 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119446 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000119446 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119446 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119446 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119446 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119446 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000119446 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119446 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119446 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119446 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119446 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119446 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119446 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119446 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000119446 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000119446 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119446 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119446 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119446 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119446 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000119446 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119446 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119446 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119446 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119446 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119446 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119446 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000119446 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%
C000119446 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000119446 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119446 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000006836 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006836 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006836 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006836 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006836 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006836 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006836 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006836 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006836 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006836 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006836 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006836 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006836 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006836 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006836 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006836 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006836 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006836 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006836 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006836 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006836 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006836 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006836 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006836 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006836 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006836 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006836 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006836 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006836 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006836 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000006836 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000006836 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006836 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000119429 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119429 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119429 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119429 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119429 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119429 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119429 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119429 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119429 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000119429 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119429 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119429 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119429 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119429 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000119429 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119429 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000119429 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119429 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119429 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119429 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000119429 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119429 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000119429 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119429 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119429 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119429 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119429 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119429 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119429 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000119429 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	67.70%
C000119429 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119429 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006823 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006823 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006823 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006823 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006823 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006823 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006823 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006823 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006823 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006823 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006823 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006823 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006823 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006823 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006823 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006823 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006823 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006823 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006823 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006823 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006823 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006823 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006823 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006823 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006823 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006823 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006823 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006823 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006823 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006823 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000006823 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%
C000006823 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006823 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000173915 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173915 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173915 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173915 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173915 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173915 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173915 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173915 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000173915 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173915 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173915 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173915 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173915 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173915 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173915 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173915 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173915 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173915 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173915 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000173915 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173915 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173915 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173915 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173915 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173915 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000173915 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.80%
C000173915 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173915 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173915 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000119436 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119436 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119436 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000119436 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119436 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119436 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000119436 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000119436 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000119436 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119436 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000119436 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119436 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119436 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119436 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000119436 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119436 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119436 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119436 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119436 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119436 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119436 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000119436 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000119436 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000119436 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119436 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119436 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119436 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119436 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119436 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119436 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000119436 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000119436 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
C000119436 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119436 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000119439 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119439 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119439 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000119439 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119439 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119439 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119439 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119439 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000119439 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119439 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119439 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119439 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119439 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119439 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119439 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119439 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000119439 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000119439 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119439 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119439 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119439 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119439 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000119439 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119439 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119439 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119439 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119439 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119439 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119439 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000119439 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%
C000119439 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000119439 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119439 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000173229 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173229 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173229 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000173229 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173229 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000173229 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173229 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173229 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000173229 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173229 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173229 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173229 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173229 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173229 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173229 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173229 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173229 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173229 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173229 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000173229 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173229 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173229 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173229 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173229 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173229 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000173229 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.00%
C000173229 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000173229 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173229 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000006835 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006835 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006835 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006835 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006835 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006835 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006835 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006835 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006835 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006835 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006835 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006835 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006835 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006835 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006835 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006835 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006835 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006835 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006835 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006835 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006835 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006835 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006835 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006835 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006835 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006835 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006835 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006835 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006835 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006835 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000006835 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000006835 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006835 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000119453 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000119453 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119453 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000119453 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119453 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119453 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119453 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119453 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000119453 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119453 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119453 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119453 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119453 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119453 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119453 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119453 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119453 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119453 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119453 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000119453 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119453 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000119453 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000119453 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119453 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119453 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119453 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
C000119453 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000119453 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119453 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000119438 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119438 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119438 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000119438 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119438 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119438 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000119438 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000119438 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000119438 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119438 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000119438 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119438 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119438 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119438 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000119438 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119438 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119438 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119438 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119438 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119438 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119438 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000119438 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000119438 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000119438 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119438 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119438 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119438 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119438 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119438 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119438 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000119438 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000119438 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
C000119438 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119438 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006799 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006799 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006799 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006799 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006799 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006799 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006799 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006799 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006799 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006799 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006799 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006799 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006799 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006799 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006799 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006799 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006799 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006799 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006799 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006799 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006799 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006799 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000006799 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006799 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006799 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006799 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006799 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006799 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006799 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000006799 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000006799 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006799 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173921 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173921 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173921 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173921 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173921 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173921 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173921 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173921 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000173921 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173921 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173921 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173921 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173921 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173921 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173921 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173921 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173921 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173921 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173921 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000173921 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173921 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173921 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173921 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173921 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173921 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000173921 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.80%
C000173921 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173921 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173921 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000119442 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119442 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119442 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000119442 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119442 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119442 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119442 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119442 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000119442 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119442 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119442 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119442 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119442 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119442 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119442 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119442 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000119442 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000119442 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119442 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119442 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119442 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119442 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000119442 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119442 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119442 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119442 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119442 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119442 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119442 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000119442 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%
C000119442 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000119442 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119442 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000119430 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119430 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119430 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119430 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119430 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119430 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119430 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119430 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119430 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000119430 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119430 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119430 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119430 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119430 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000119430 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119430 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000119430 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119430 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119430 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119430 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000119430 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119430 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000119430 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119430 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119430 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119430 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119430 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119430 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119430 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000119430 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	67.70%
C000119430 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119430 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000236388 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000236388 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000236388 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000236388 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236388 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000236388 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236388 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000236388 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000236388 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000006793 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006793 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006793 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006793 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006793 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006793 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006793 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006793 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006793 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006793 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006793 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006793 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006793 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006793 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006793 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006793 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006793 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006793 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006793 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006793 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006793 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006793 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000006793 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006793 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006793 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006793 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006793 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006793 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006793 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000006793 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000006793 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006793 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006822 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006822 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006822 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006822 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006822 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006822 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006822 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006822 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006822 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006822 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006822 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006822 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006822 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006822 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006822 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006822 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006822 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006822 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006822 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006822 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006822 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006822 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006822 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006822 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006822 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006822 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006822 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006822 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006822 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006822 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000006822 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%
C000006822 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006822 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000173922 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173922 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173922 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173922 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173922 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173922 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173922 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173922 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000173922 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173922 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173922 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173922 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173922 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173922 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173922 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173922 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173922 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173922 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173922 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000173922 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173922 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173922 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173922 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173922 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173922 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000173922 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.80%
C000173922 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173922 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173922 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000119440 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119440 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119440 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000119440 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119440 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119440 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119440 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119440 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000119440 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119440 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119440 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119440 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119440 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119440 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119440 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119440 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000119440 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000119440 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119440 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119440 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119440 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119440 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000119440 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119440 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119440 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119440 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119440 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119440 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119440 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000119440 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%
C000119440 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000119440 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119440 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000173230 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000173230 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173230 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000173230 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000173230 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000173230 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173230 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000173230 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000173230 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000173230 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000173230 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000173230 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173230 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173230 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000173230 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000173230 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000173230 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000173230 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173230 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000173230 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000173230 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173230 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000173230 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173230 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000173230 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000173230 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173230 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173230 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173230 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000173230 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	67.70%
C000173230 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000173230 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000229436 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229436 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229436 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229436 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229436 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229436 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229436 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229436 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229436 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229436 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229436 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229436 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229436 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229436 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000229436 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229436 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229436 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229436 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229436 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000229436 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229436 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229436 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229436 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229436 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229436 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229436 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%
C000229436 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229436 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229436 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000092202 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092202 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000092202 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092202 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092202 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092202 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092202 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092202 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000092202 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092202 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092202 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092202 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092202 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092202 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092202 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092202 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092202 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092202 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092202 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000092202 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092202 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092202 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092202 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092202 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092202 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000092202 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.00%
C000092202 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092202 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092202 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000119431 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119431 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119431 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000119431 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119431 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119431 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000119431 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000119431 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000119431 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119431 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000119431 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119431 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119431 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119431 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000119431 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119431 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119431 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119431 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119431 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119431 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119431 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000119431 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000119431 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000119431 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119431 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119431 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119431 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119431 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119431 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119431 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000119431 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000119431 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
C000119431 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119431 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000092203 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092203 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000092203 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092203 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092203 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092203 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092203 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092203 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000092203 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092203 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092203 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092203 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092203 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092203 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092203 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092203 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092203 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092203 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092203 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000092203 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092203 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092203 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092203 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092203 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092203 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000092203 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.00%
C000092203 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092203 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092203 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000006800 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006800 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006800 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006800 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006800 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006800 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006800 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006800 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006800 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006800 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006800 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006800 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006800 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006800 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006800 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006800 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006800 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006800 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006800 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006800 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006800 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006800 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000006800 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006800 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006800 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006800 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006800 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006800 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006800 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000006800 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000006800 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006800 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000236387 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000236387 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000236387 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000236387 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236387 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000236387 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236387 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000236387 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000236387 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000119451 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000119451 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119451 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000119451 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119451 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119451 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119451 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119451 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000119451 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119451 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119451 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119451 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119451 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119451 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119451 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119451 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119451 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119451 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119451 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000119451 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119451 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000119451 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000119451 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119451 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119451 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119451 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
C000119451 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000119451 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119451 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000173917 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173917 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173917 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173917 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173917 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173917 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173917 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173917 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000173917 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173917 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173917 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173917 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173917 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173917 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173917 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173917 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173917 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173917 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173917 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000173917 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173917 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173917 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173917 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173917 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173917 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000173917 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.80%
C000173917 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173917 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173917 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000236389 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000236389 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000236389 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000236389 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236389 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000236389 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236389 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000236389 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000236389 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000119447 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000119447 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119447 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000119447 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119447 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119447 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119447 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119447 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000119447 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119447 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119447 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119447 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119447 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119447 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119447 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119447 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119447 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119447 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119447 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000119447 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119447 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000119447 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000119447 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119447 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119447 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119447 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
C000119447 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000119447 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119447 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000173225 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000173225 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000173225 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000173225 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000173225 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000173225 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173225 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000173225 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173225 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000173225 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173225 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000173225 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000173225 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173225 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173225 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000173225 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000173225 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000173225 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173225 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000173225 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000173225 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000173225 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000173225 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173225 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000173225 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000173225 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000173225 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173225 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173225 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000173225 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000173225 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000173225 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006801 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006801 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006801 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006801 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006801 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006801 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006801 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006801 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006801 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006801 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006801 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006801 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006801 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006801 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006801 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006801 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006801 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006801 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006801 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006801 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006801 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006801 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000006801 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006801 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006801 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006801 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006801 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006801 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006801 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000006801 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000006801 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006801 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006829 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006829 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006829 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006829 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006829 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006829 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006829 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006829 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006829 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006829 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006829 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006829 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006829 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006829 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006829 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006829 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006829 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006829 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006829 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006829 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006829 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006829 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006829 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006829 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006829 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006829 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006829 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006829 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006829 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006829 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000006829 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000006829 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006829 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000119427 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119427 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119427 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119427 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119427 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119427 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119427 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119427 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119427 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000119427 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119427 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119427 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119427 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119427 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000119427 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119427 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000119427 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119427 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119427 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119427 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000119427 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119427 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000119427 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119427 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119427 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119427 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119427 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119427 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119427 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000119427 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	67.70%
C000119427 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119427 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119441 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119441 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119441 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000119441 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119441 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119441 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119441 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119441 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000119441 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119441 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119441 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119441 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119441 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119441 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119441 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119441 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000119441 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000119441 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119441 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119441 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119441 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119441 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000119441 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119441 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119441 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119441 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119441 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119441 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119441 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000119441 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%
C000119441 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000119441 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119441 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000119434 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119434 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119434 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000119434 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119434 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119434 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000119434 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000119434 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000119434 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119434 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000119434 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119434 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119434 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119434 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000119434 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119434 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119434 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119434 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119434 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119434 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119434 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000119434 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000119434 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000119434 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119434 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119434 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119434 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119434 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119434 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119434 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000119434 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000119434 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
C000119434 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119434 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000229437 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229437 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229437 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229437 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229437 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229437 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229437 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229437 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229437 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229437 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229437 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229437 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229437 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229437 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000229437 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229437 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229437 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229437 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229437 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000229437 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229437 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229437 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229437 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229437 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229437 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229437 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%
C000229437 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229437 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229437 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000119454 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000119454 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119454 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000119454 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119454 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119454 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119454 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119454 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000119454 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119454 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119454 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119454 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119454 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119454 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119454 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119454 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119454 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119454 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119454 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000119454 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119454 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000119454 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000119454 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119454 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119454 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119454 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
C000119454 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000119454 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119454 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000229440 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229440 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229440 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229440 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229440 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229440 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229440 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229440 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229440 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229440 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229440 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229440 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229440 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229440 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000229440 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229440 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229440 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229440 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229440 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000229440 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229440 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229440 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229440 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229440 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229440 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229440 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%
C000229440 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229440 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229440 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000119444 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119444 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119444 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000119444 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119444 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119444 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119444 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119444 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000119444 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119444 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119444 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119444 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119444 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119444 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119444 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119444 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000119444 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000119444 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119444 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119444 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119444 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119444 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000119444 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119444 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119444 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119444 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119444 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119444 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119444 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000119444 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%
C000119444 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000119444 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119444 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000092200 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092200 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000092200 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092200 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092200 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092200 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092200 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092200 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000092200 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092200 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092200 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092200 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092200 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092200 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092200 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092200 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092200 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092200 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092200 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000092200 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092200 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092200 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092200 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092200 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092200 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000092200 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.00%
C000092200 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092200 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092200 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000006821 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006821 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006821 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006821 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006821 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006821 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006821 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006821 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006821 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006821 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006821 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006821 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006821 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006821 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006821 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006821 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006821 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006821 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006821 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006821 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006821 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006821 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006821 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006821 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006821 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006821 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000006821 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006821 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006821 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006821 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000006821 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%
C000006821 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006821 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000236386 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000236386 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000236386 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000236386 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236386 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000236386 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236386 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000236386 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000236386 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000119450 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000119450 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119450 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000119450 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119450 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119450 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119450 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119450 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000119450 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119450 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119450 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119450 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119450 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119450 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119450 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119450 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119450 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119450 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119450 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000119450 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119450 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000119450 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000119450 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119450 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119450 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119450 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
C000119450 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000119450 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119450 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000006831 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006831 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006831 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006831 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006831 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006831 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006831 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006831 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006831 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006831 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006831 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006831 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006831 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006831 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006831 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006831 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006831 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006831 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006831 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006831 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006831 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006831 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006831 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006831 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006831 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006831 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006831 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006831 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006831 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006831 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000006831 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000006831 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006831 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000173918 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173918 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173918 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173918 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173918 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173918 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173918 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173918 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000173918 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173918 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173918 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173918 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173918 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173918 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173918 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173918 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173918 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173918 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173918 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000173918 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173918 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173918 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173918 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173918 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173918 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000173918 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.80%
C000173918 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173918 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173918 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000119428 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119428 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119428 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119428 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119428 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119428 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119428 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119428 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119428 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000119428 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119428 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119428 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119428 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119428 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000119428 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119428 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000119428 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119428 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119428 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119428 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000119428 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119428 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000119428 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119428 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119428 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119428 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119428 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119428 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119428 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000119428 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	67.70%
C000119428 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119428 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000229442 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229442 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229442 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229442 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229442 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229442 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229442 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229442 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229442 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229442 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229442 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229442 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229442 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229442 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000229442 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229442 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229442 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229442 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229442 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000229442 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229442 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229442 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229442 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229442 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229442 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229442 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%
C000229442 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229442 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229442 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000173231 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000173231 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173231 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000173231 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000173231 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000173231 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000173231 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000173231 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000173231 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173231 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000173231 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000173231 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000173231 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173231 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000173231 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000173231 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000173231 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000173231 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000173231 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000173231 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000173231 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000173231 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000173231 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000173231 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173231 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000173231 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000173231 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000173231 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173231 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000173231 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000173231 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000173231 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
C000173231 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000173231 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000119448 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000119448 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119448 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000119448 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119448 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119448 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119448 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119448 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000119448 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119448 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119448 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119448 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119448 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119448 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119448 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119448 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119448 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119448 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119448 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000119448 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119448 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000119448 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000119448 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119448 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119448 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119448 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
C000119448 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000119448 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119448 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000119425 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119425 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119425 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119425 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119425 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119425 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119425 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119425 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119425 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000119425 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119425 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119425 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119425 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119425 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000119425 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119425 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000119425 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119425 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119425 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119425 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000119425 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119425 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000119425 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119425 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119425 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000119425 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000119425 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119425 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119425 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000119425 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	67.70%
C000119425 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119425 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119435 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119435 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119435 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000119435 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119435 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119435 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000119435 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000119435 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000119435 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000119435 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000119435 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119435 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000119435 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119435 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000119435 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119435 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119435 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119435 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119435 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000119435 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000119435 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000119435 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000119435 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000119435 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119435 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119435 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119435 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119435 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119435 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119435 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000119435 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000119435 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%
C000119435 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119435 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006797 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006797 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006797 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006797 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006797 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006797 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006797 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006797 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006797 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006797 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006797 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006797 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006797 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006797 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006797 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006797 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006797 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006797 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006797 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006797 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006797 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006797 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000006797 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006797 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006797 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006797 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006797 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006797 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006797 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000006797 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%
C000006797 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006797 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173923 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173923 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173923 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173923 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173923 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173923 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173923 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173923 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000173923 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173923 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173923 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173923 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173923 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173923 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173923 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173923 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173923 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173923 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173923 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000173923 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173923 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173923 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173923 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173923 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173923 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000173923 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.80%
C000173923 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173923 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173923 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000173233 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173233 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173233 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173233 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173233 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173233 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173233 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173233 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000173233 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173233 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173233 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173233 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000173233 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173233 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173233 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173233 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173233 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173233 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173233 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000173233 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173233 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173233 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173233 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173233 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173233 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000173233 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
C000173233 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173233 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173233 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000006830 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006830 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006830 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006830 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006830 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006830 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006830 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006830 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006830 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006830 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006830 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006830 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006830 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006830 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006830 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006830 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006830 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006830 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006830 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006830 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006830 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006830 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006830 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006830 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006830 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006830 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006830 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006830 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006830 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006830 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000006830 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000006830 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006830 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000236390 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000236390 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000236390 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000236390 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236390 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000236390 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236390 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000236390 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000236390 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000092199 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092199 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000092199 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092199 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092199 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092199 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092199 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092199 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000092199 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092199 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092199 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092199 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092199 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092199 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092199 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092199 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092199 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092199 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092199 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000092199 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092199 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092199 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092199 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092199 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092199 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000092199 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.00%
C000092199 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092199 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092199 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000236391 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000236391 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000236391 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000236391 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236391 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000236391 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236391 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000236391 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
C000236391 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000119445 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119445 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119445 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000119445 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119445 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119445 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119445 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119445 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000119445 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119445 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119445 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119445 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119445 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119445 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119445 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000119445 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000119445 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000119445 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119445 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119445 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119445 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000119445 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000119445 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119445 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119445 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119445 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000119445 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000119445 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119445 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000119445 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%
C000119445 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000119445 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000119445 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000229441 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229441 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229441 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000229441 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229441 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229441 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229441 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229441 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229441 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229441 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229441 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229441 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229441 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229441 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000229441 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229441 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229441 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000229441 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000229441 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000229441 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229441 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000229441 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229441 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229441 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000229441 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000229441 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%
C000229441 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000229441 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000229441 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000173920 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173920 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173920 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173920 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173920 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173920 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173920 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173920 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000173920 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173920 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173920 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000173920 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000173920 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173920 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173920 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173920 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173920 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000173920 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173920 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000173920 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173920 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173920 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173920 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173920 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173920 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000173920 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.80%
C000173920 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173920 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173920 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006832 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006832 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006832 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006832 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006832 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006832 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006832 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006832 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006832 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006832 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006832 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006832 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006832 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006832 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006832 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006832 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006832 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006832 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006832 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006832 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006832 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006832 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006832 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006832 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006832 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006832 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006832 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006832 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006832 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006832 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000006832 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000006832 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006832 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000006837 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006837 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006837 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006837 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006837 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006837 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006837 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006837 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006837 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006837 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006837 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006837 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006837 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006837 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006837 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006837 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006837 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006837 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006837 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006837 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006837 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006837 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006837 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006837 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006837 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006837 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006837 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006837 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006837 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006837 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000006837 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000006837 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006837 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000173227 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000173227 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000173227 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000173227 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000173227 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000173227 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000173227 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173227 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173227 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000173227 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173227 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173227 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000173227 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000173227 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000173227 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000173227 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173227 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000173227 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000173227 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173227 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173227 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000173227 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000173227 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000173227 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000173227 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000173227 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000173227 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000173227 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173227 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000173227 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000173227 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%
C000173227 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000173227 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000092197 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092197 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000092197 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092197 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092197 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092197 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092197 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092197 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000092197 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092197 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092197 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092197 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092197 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092197 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092197 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092197 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092197 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092197 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092197 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000092197 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092197 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092197 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092197 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092197 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092197 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000092197 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.00%
C000092197 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092197 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092197 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000119449 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000119449 [Member] | MFS Blended Research Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119449 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000119449 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119449 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119449 [Member] | MFS Blended Research Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119449 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119449 [Member] | MFS Blended Research Mid Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000119449 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119449 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119449 [Member] | MFS Blended Research Value Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119449 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119449 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119449 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119449 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119449 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119449 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119449 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119449 [Member] | MFS Blended Research International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000119449 [Member] | MFS Blended Research Core Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119449 [Member] | MFS Blended Research Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000119449 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000119449 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000119449 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119449 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000119449 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%
C000119449 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000119449 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119449 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%